Investment Strategy - Virtus AlphaSimplex Global Alternatives Fund	Nov. 10, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The fund seeks to achieve its objective by investing in alternative or nontraditional asset categories or investment strategies, including strategies commonly employed by hedge funds, by typically investing in one or more of the following: (i) absolute return strategies that seek to generate returns regardless of the direction of traditional equity and fixed income markets, (ii) long-short equity strategies that combine long and short equity exposures, and (iii) investments in real assets, which are securities whose underlying value is tied to a tangible asset or are linked or correlated to the rate of inflation, such as real estate and infrastructure. Under normal market conditions, the fund’s subadviser, AlphaSimplex Group, LLC (“AlphaSimplex”), typically allocates the fund’s assets among affiliated and unaffiliated underlying funds, including exchange-traded funds (ETFs), that utilize these asset categories or investment strategies in an effort to provide differentiated sources of return while maintaining long-term return potential. Such strategies provide long and short exposure to global equities of any market capitalization, bonds of any credit quality or maturity, currencies, commodities, and other significant global markets. For this purpose, AlphaSimplex considers “global” to mean that the fund is exposed to the risks and return characteristics of investing in companies that operate worldwide and/or equities listed in a combination of U.S. and non-U.S. markets. Under normal circumstances, the fund expects to have significant exposure to non-US markets. The market segments and strategies represented in underlying funds that utilize these investment approaches may have lower or differentiated correlations to traditional equity and fixed income benchmarks and may have performance and volatility characteristics that are affected by factors that differ from those that determine the general direction of traditional equity and fixed income markets. These investments are intended to provide the fund with risk and return characteristics similar to those of a diversified portfolio of hedge funds.

The instruments in which underlying funds utilizing absolute return strategies are invested generally include equities, bonds, and derivative investments such as total return swaps, futures, and forward contracts. The fund may also directly make use of derivative instruments, in particular futures and forward contracts, in order to gain exposure to markets that AlphaSimplex believes will help the fund to achieve its investment objective. The fund may also hold other instruments such as cash, Treasury Bills, money market mutual funds, certificates of deposit, and similar instruments for cash management purposes.

The fund seeks to generate absolute positive returns over time rather than track the performance of any particular index of hedge fund returns. In selecting investments for the fund, AlphaSimplex uses quantitative models that are designed to identify investments that represent favorable return opportunities and to quantify the risk of the portfolio and its constituents. AlphaSimplex considers the expected return, volatility and diversification characteristics of the underlying investments in seeking to construct a portfolio with less volatility than major equity indices over time.

AlphaSimplex will have flexibility to allocate the fund’s exposure among various strategies through investments in underlying funds and other instruments; in addition to underlying funds, the fund may invest directly in securities, currencies, futures and forwards, in order to gain exposure to markets that AlphaSimplex believes will help the fund to achieve its investment objective. The amount of the fund’s assets that may be allocated to various strategies and among investments is expected to vary over time. When buying and selling investments for the fund, AlphaSimplex also may consider other factors, such as: (i) the fund’s obligations under its various derivative positions; (ii) portfolio rebalancing; (iii) redemption requests; (iv) yield management; (v) credit management; and (vi) volatility management. The fund will not invest directly in hedge funds. The fund may invest in non-U.S. securities and instruments and securities and instruments traded outside the United States, and may engage in non-U.S. currency transactions in connection with those investments.

Under normal market conditions, it is expected that no more than 25% of the fund’s total assets will be dedicated to initial and variation margin payments relating to the fund’s derivative transactions. The gross notional value of the fund’s derivative investments may generally exceed 25% of the fund’s assets, and may significantly exceed the total value of the fund’s assets. AlphaSimplex may invest a portion of the fund’s assets, which may vary over time, in short-term, high-quality securities. Such investments will be used primarily to finance the fund’s investments in derivatives and, secondarily, to provide the fund with incremental income and liquidity, and may include: (i) short-term obligations issued or guaranteed by the United States government, its agencies or instrumentalities; (ii) securities issued by foreign governments, their political subdivisions or agencies or instrumentalities; (iii) certificates of deposit, time deposits and bankers’ acceptances issued by domestic banks, foreign branches of domestic banks, foreign subsidiaries of domestic banks, and domestic and foreign branches of foreign banks; (iv) variable amount master demand notes; (v) participation interests in loans extended by banks to companies; (vi) commercial paper or similar debt obligations; and (vii) repurchase agreements. AlphaSimplex will select such investments based on various factors, including the security’s maturity and credit rating.

The fund may engage in active and frequent trading of securities and other instruments, including derivatives. Active and frequent trading of derivatives, like active and frequent trading of securities, will result in transaction costs which reduce fund returns.

The percentage limitations set forth herein are not investment restrictions, and the fund may exceed these limits from time to time.

The “Principal Risks” section in the summary prospectus and the summary section of the statutory prospectus, and the list of risks will be replaced with the following: